Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Research costs-Nordic(1)	$17,998	$5,414
Research costs-other	1,599	1,144
Payroll and employee benefits	1,005	962
Professional fees	426	399
Vacation	69	129
Accrued interest on notes payable	852	595
Other	58	97

Total accrued expenses and other current liabilties	$22,007	$8,740

(1)
Includes amounts accrued ratably over the estimated per patient treatment period under the Nordic Work Statement NB-1, Work Statement NB-2 and Work Statement NB-3. Amounts do not include pass-through costs which are expensed as incurred or upon delivery. See note 13 for additional information.